7. INVENTORIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventories Details Abstract
Finished goods	R$ 1,362,981	R$ 1,308,802
Work in progress	1,122,933	1,135,589
Raw materials	1,560,499	1,050,588
Spare parts	856,097	814,725
Iron ore	258,612	278,041
Advances to suppliers	36,192	12,514
(-) Provision for losses	(157,754)	(135,840)	R$ (101,176)
Inventories	R$ 5,039,560	R$ 4,464,419